Goodwill	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Goodwill
11.	Goodwill

Million US dollar	30 June 2021	31 December 2020

Acquisition cost
Balance at end of previous year	123 702	128 119
Effect of movements in foreign exchange	(1 876)	(4 723)
Acquisitions through business combinations	—	185
Transfers (to)/from intangible assets	58	—
Hyperinflation monetary adjustments	111	120

Balance at end of the period	121 995	123 702

Impairment losses
Balance at end of previous year	(2 731)	(5)
Effect of movements in foreign exchange	(98)	(226)
Impairment losses	—	(2 500)

Balance at end of the period	(2 829)	(2 731)

Carrying amount
at 31 December 2020	120 971	120 971
at 30 June 2021	119 166
AB InBev’s annual goodwill impairment testing is performed during the fourth quarter of the year, or whenever a triggering event has occurred.
In the second quarter of 2020, the company recognized a 2.5 billion US dollar non-cash
goodwill impairment charge. The
COVID-19
pandemic resulted in a sharp contraction of sales during the second quarter of 2020 in many countries in which the company operates. The decline in performance resulting from the
COVID-19
pandemic was viewed as a triggering event for impairment testing in accordance with IAS 36
Impairment of Assets
. The 2020 interim impairment test considered three scenarios for recovery of sales for the tested cash-generating units: a base case (which the company deemed to be the most likely case at the time of the interim impairment test), a best case and a worst case. Based on the results of the interim impairment test, the company concluded that no goodwill impairment was warranted under the base and best case scenarios. Nevertheless, under the worst case scenario ran with higher discounts rates to factor the heightened business risk, the company concluded that the estimated recoverable amounts were below their carrying value for the South Africa and Rest of Africa cash-generating units. As a consequence, management determined that it was prudent, in view of the uncertainties, to record an impairment charge of 2.5 billion US dollar applying a 30% probability of occurrence of the worst-case scenario.
The company did not recognize any additional impairment of goodwill based on the results of its annual impairment testing conducted in the fourth quarter of 2020.
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	30 June 2021	31 December 2020

United States	33 610	33 552
Rest of North America	2 165	2 105
Mexico	12 538	12 446
Colombia	16 245	17 748
Rest of Middle Americas	23 035	24 036
Brazil	3 658	3 521
Rest of South America	1 124	1 061
Europe	2 402	2 444
South Africa	11 399	11 110
Rest of Africa	5 160	4 990
China	3 332	3 291
Rest of Asia Pacific	3 910	4 059
Global Export and Holding Companies	589	608

Total carrying amount of goodwill	119 166	120 971